Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 2	$ 2
Accounts receivable	53	105
Risk management	9	11
Other	12	18
Deferred funding asset		18
Assets held for sale		35
Total current assets	76	189
Non-current
Property, plant and equipment	2,574	2,819
Total non-current assets	2,574	2,819
Total assets	2,650	3,008
Current
Bank overdraft	2
Accounts payable and accrued liabilities	143	149
Current portion of long-term debt	17	31
Current portion of provisions	28	27
Risk management		55
Liabilities related to assets held for sale		24
Total current liabilities	190	286
Non-current
Long-term debt	402	328
Provisions	186	221
Risk management		6
Other non-current liabilities	4	1
Total liabilities	782	842
Shareholders' equity
Shareholders' capital	2,185	2,181
Other reserves	99	96
Deficit	(416)	(111)
Total shareholders' equity	1,868	2,166
Total liabilities and shareholders' equity	$ 2,650	$ 3,008